SCHEDULE OF SAFE WARRANT LIABILITY (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance as of December 31, 2022	$ 163	$ 5,113	$ 5,113
Balance as of March 31, 2023	152		163	$ 5,113
Redeemable Convertible Preferred Stock Warrant Liability [Member]
Balance as of December 31, 2022	163	5,113	5,113
Fair value of warrants at issuance				2,053
Change in fair value			(4,950)	3,060
Fair value of SAFE notes at issuance
Conversion at time of merger
Balance as of March 31, 2023			163	5,113
Safe Notes [Member]
Balance as of December 31, 2022
Fair value of warrants at issuance
Change in fair value			(3,576)
Fair value of SAFE notes at issuance			6,353
Conversion at time of merger			(2,777)
Balance as of March 31, 2023
Warrant Liability [Member]
Balance as of December 31, 2022	163	5,113	5,113
Change in fair value	(11)	(1,096)
Balance as of March 31, 2023	$ 152	$ 4,017	$ 163	$ 5,113